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                  THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
                             Gateway Center Three
                              100 Mulberry Street
                             Newark, NJ 07102-4077


December 12, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Attention: Division of Investment Management

           Re: The Prudential Investment Portfolios, Inc.
               Post-Effective Amendment No. 16 to the
               Registration Statement on Form N-1A
               (Securities Act File No. 33-61997
               Investment Company Act File No. 811-07343)


Ladies and Gentlemen:


        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Prudential Investment Portfolios, Inc. (the "Fund") hereby certifies that:


        (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A (except for the four-page wrapper with respect to Class I shares of Prudential Jennison Growth Fund, shares of which will not be offered until a 497 filing with respect thereto is made); and


        (2) the text of Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 8, 2000.


                                     Very truly yours,
                                     THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


                                     /s/ Jonathan D. Shain
                                     ----------------------
                                     Jonathan D. Shain
                                     Assistant Secretary